REPORTING ENTITY	12 Months Ended
Dec. 31, 2022
Disclosure Of Corporate Information [Abstract]
REPORTING ENTITY [Text Block]

1. REPORTING ENTITY

Hammerhead Resources Inc. ("HHR" or the "Company") is an oil and natural gas exploration, development and production company. HHR's reserves, producing properties and exploration prospects are located in the Deep Basin of West Central Alberta where it is developing multi-zone, liquids-rich oil and gas plays. The Company conducts certain of its operating activities jointly with others through unincorporated joint arrangements and these consolidated financial statements reflect only the Company's share of assets, liabilities, revenues and expenses under these arrangements. The Company conducts all of its principal business in one reportable segment.

Hammerhead Resources Inc. was incorporated pursuant to the provisions of the Business Corporations Act (Alberta). On March 11, 2019, the Company incorporated a wholly owned subsidiary, "Prairie Lights Power GP Inc.", and formed an associated limited partnership; "Prairie Lights Power Limited Partnership", in order to initiate a power related project. The project has no active operations as at the date of these annual consolidated financial statements.

The Company is controlled by Riverstone Holdings LLC ("Riverstone"). The Company's head office is located at Eighth Avenue Place, East Tower, Suite 2700, 525-8th Avenue SW, Calgary, Alberta, Canada, T2P 1G1.